Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment, gross	$ 174,749	$ 174,749
Less: accumulated depreciation	(144,598)	(104,390)
Net carrying value	30,151	70,359
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment, gross	115,637	115,637
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment, gross	58,067	58,067
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment, gross	$ 1,045	$ 1,045